COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 27 – COMMITMENTS AND CONTINGENCIES

Capital expenses commitments

As of December 31, 2020, and December 31, 2019, Grupo Aval and its subsidiaries had contractual disbursement commitments of capital expenditures for Ps. 158,026 and Ps. 311,729, respectively.

Contingencies

At December 31, 2020, and 2019, Grupo Aval and its subsidiaries were part of administrative and legal proceedings as defendants; the claims of proceedings were assessed based on analyses and opinions of seasoned lawyers. The following legal contingencies were determined:

Labor Proceedings

At December 31, 2020, and December 31, 2019, the outstanding balances recognized for labor complaints amounted to Ps. 88,848 and Ps. 85,663, respectively. Historically, many of these proceedings have been resolved in favor of Grupo Aval and its subsidiaries.

Civil Proceedings

At December 31, 2020, the result of the assessment of claims for civil suits, not including those with remote probability, reached outstanding balances recognized of Ps. 395,192, of which Ps. 107,898 correspond to processes acquired through the Multi Financial Group Inc. (MFG). At December 31, 2019 these amounted to Ps. 305,198 respectively.

Administrative, Tax Proceedings and Other Proceedings

Claims derived from administrative and judicial processes include those of fiscal responsibility over concession contracts, tax proceedings and other, filed by national and local tax authorities. These authorities may establish, in some cases, sanctions in which Grupo Aval and its subsidiaries may incur as a result of: (i) the performance of their duty as a withholder or collector of national and local taxes, and/or (ii) the obligation to pay a higher tax amount in their condition of taxpayers. At December 31, 2020, the outstanding balances recognized for these claims amounted to Ps. 101,700, of which Ps. 3,748 correspond to processes acquired through the Multi Financial Group Inc. (MFG). As of December 31, 2019 these amounted to Ps. 64,077.

Other matters

The outcomes of the following legal processes cannot be necessarily classified as “possible” in accordance with IAS 37, however, they are being disclosed herein in consideration of their relevance.

Investigation by the Superintendency of Industry and Commerce in relation to the Ruta del Sol Sector 2 Project

Through Resolution No. 67837 of September 13, 2018, the Deputy Superintendent for the Protection of Free-Competition (“Antitrust Division”) of the Superintendency of Industry and Commerce (“SIC”) ordered the opening of an investigation and formulation  of charges against a number of entities that had participated in the Ruta del Sol Sector 2 project, and related individuals.  This included Grupo Aval Acciones y Valores S.A. (“Grupo Aval”), its subsidiary, Corporación Financiera Colombiana S.A. (“Corficolombiana”), Estudios y Proyectos del Sol S.A.S. (“Episol"), a company 100% owned by Corficolombiana, and Concesionaria Ruta del Sol S.A.S (“CRDS”), the company that was awarded the project and in which Episol holds a 33% non-controlling interest, as well as charges against certain officers of Grupo Aval and Corficolombiana.

The Antitrust Division’s charges were based on an alleged violation of the Colombian legal regime of free economic competition that occurred in the bidding process of the Ruta del Sol Sector 2 project.

In October 2018, Grupo Aval, Corficolombiana and Episol, as well as the charged officers, submitted their defense accompanied by documentary evidence and requests for additional evidentiary proceedings. On July 23, 2020, the Antitrust Division released a report ("Informe Motivado”) with a recommendation to the Superintendent of Industry and Commerce: (i) to dismiss the charge N° 2 related to the alleged conflict of interest with respect to all parties charged—including Grupo Aval and its officers, Corficolombiana and its officers, and Episol—based on the applicable statute of limitations, and (ii) to impose fines on all the investigated entities and individuals with respect to charge N° 1 of “payment of a bribe”—including, Corficolombiana, Corficolombiana’s former President José Elías Melo Acosta, and Episol—arguing, in the case of Corficolombiana and Episol, an alleged knowledge by José Elías Melo  Acosta of the conduct confessed by Odebrecht.

On December 28, 2020, the Superintendent of Industry and Commerce issued Resolution No. 82510 of 2020, consistent with the recommendations in the Informe Motivado.  The Superintendent decided to close the investigation with respect to all parties charged with the alleged “conflict of interest”, including Grupo Aval, Corficolombiana and their and officers and Mr. Melo Acosta

For Charge N° 1, the Superintendent decided to impose fines on all the investigated entities and individuals.  Corficolombiana and Episol were fined Ps. 55,565 and Ps. 33,827, respectively. Former Corficolombiana’s President, José Elías Melo Acosta, was also fined Ps. 394.

On January 28, 2021, Corficolombiana and Episol filed an appeal against Resolution No. 82510 of 2020 before the Superintendent, seeking reconsideration of its decision to fine them in connection with Charge N° 1. If this appeal for reconsideration is unsuccessful, the aforementioned fines would be payable within five (5) business days following such decision and would have an impact of Ps. 35,377 in the attributable net income of Grupo Aval.   Notwithstanding the foregoing, the parties may then appeal the Superintendent’s final decision before Colombia’s administrative courts.

Class Action before the Administrative Tribune of Cundinamarca in connection with the Ruta del Sol Sector 2 Project

On January 26, 2017, the Inspector-General’s Office (Procuraduría General de la Nación or “PGN”) filed a class action against CRDS, (a company formed by Construtora Norberto Odebrecht S.A., Odebrecht Investimentos em Infraestructura Ltda., CSS Constructores S.A. and Episol), the National Infrastructure Agency ("ANI") and its members, for allegedly violating the collective rights of administrative morality, defense of public patrimony, and access to public services in connection with the Ruta del Sol Sector 2 project. On December 6, 2018, the Administrative Tribunal of Cundinamarca (“TAC”), the body presiding over the class action, issued a first instance ruling against CRDS, and all its shareholders, including Episol, and other individuals and entities. The TAC found the defendants jointly and severally liable for the damages caused to the collective interests and ordered the payment of Ps. 800,156 to the Colombian Ministry of Transportation. The TAC also debarred the defendants for a term of ten years, during which time they would be prohibited from contracting with the Colombian government and holding public office. Subsequently, in an order dated February 8, 2019, the TAC corrected certain arithmetical errors in its ruling, and reduced the amount of the fine to Ps. 715,656.

The aforementioned ruling is not final and several appeals were filed by Episol and the other defendants, which were granted by the TAC on February 25, 2019 and will be heard by the Consejo de Estado (Colombia’s Supreme Court on administrative matters).  On February 14, 2020, the Consejo de Estado also issued a ruling  regarding the effects of the appeal, specifying that the provisions of the first instance ruling regarding the delivery of money or other goods as well as  the debarment from government contracting would only become enforceable in the event of a final second instance ruling by the Consejo del Estado confirming the decision under appeal.

In the case of Episol, its appeal filing seeks revocation of the TAC’s first instance ruling against it on the basis of multiple substantive and procedural defects.

It is not possible to establish how much time it will take for the Consejo de Estado to make a decision in relation to this case. In the event that the decision of the TAC is confirmed and Episol is compelled to assume the entire amount of the penalty, the maximum impact to the net attributable profit of Grupo Aval would be Ps. 283,221.

Investigations by United States authorities

In late 2018, the Department of Justice of the United States ("DOJ") and the United States Securities and Exchange Commission ("SEC") informed Grupo Aval that they had opened an investigation on matters related to the Ruta del Sol Sector 2 project. Grupo Aval is cooperating with the DOJ and the SEC in these investigations. It is not possible to predict the decisions that the DOJ or the SEC will take as a result of the issues that are the subject of these investigations, nor the impact that such investigations and their outcome may have on Grupo Aval and / or its subsidiaries.